UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-102.3%

Aerospace & Defense-0.5%
7,000	Raytheon Co.	$763,630

Air Freight & Logistics-2.3%
7,700	FedEx Corp. (a)	1,319,934
250,000	Royal Mail PLC	1,971,584
		3,291,518

Airlines-0.7%
28,400	Japan Airlines Co., Ltd.	1,072,433

Auto Components-1.4%
8,100	Delphi Automotive PLC	632,448
144,500	GKN PLC	718,722
12,800	Magna International, Inc.	695,808
		2,046,978

Automobiles-1.1%
49,000	Ford Motor Co.	726,670
16,500	Thor Industries, Inc.	922,020
		1,648,690

Banks-4.1%
100,000	Banco Bilbao Vizcaya Argentaria SA	1,011,928
85,100	Bangkok Bank PCL-NVDR	400,811
28,200	Hana Financial Group, Inc.	702,500
76,000	Mitsubishi UFJ Financial Group, Inc.	551,902
105,000	Regions Financial Corp. (a)	1,090,950
47,500	Standard Chartered PLC	727,097
9,600	Sumitomo Mitsui Financial Group, Inc.	429,438
17,900	Wells Fargo & Co. (a)	1,035,873
		5,950,499

Beverages-1.2%
14,700	Anheuser-Busch InBev NV-SP ADR (a)	1,757,385

Biotechnology-0.3%
3,700	Gilead Sciences, Inc.	436,082

Capital Markets-4.4%
53,000	Daiwa Securities Group, Inc.	412,120
101,300	Fortress Investment Group LLC-Class A	692,892
149,099	Intermediate Capital Group PLC	1,358,625
13,500	Lazard, Ltd.-Class A	748,035
56,336	Mediobanca SpA	613,452
56,744	Och-Ziff Capital Management Group LLC-Class A (a)	657,663
42,000	OM Asset Management PLC	742,140
21,600	Schroders PLC	1,066,932
		6,291,859

Chemicals-1.8%
79,000	Clariant AG (b)	1,576,239
15,000	Symrise AG	997,157
		2,573,396

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Commercial Services & Supplies-2.6%
24,900	ISS A/S	857,502
36,700	KAR Auction Services, Inc. (a)	1,428,731
84,500	RR Donnelley & Sons Co. (a)	1,482,975
		3,769,208

Communications Equipment-2.5%
38,000	Cisco Systems, Inc. (a)	1,079,960
14,000	Ei Towers SpA	898,699
148,000	Nokia OYJ	1,045,139
9,500	QUALCOMM, Inc. (a)	611,705
		3,635,503

Construction & Engineering-2.0%
295,000	Abengoa SA-B Shares	663,195
575,500	China Railway Construction Corp., Ltd.-Class H	749,784
22,900	Vinci SA	1,468,756
		2,881,735

Consumer Finance-0.7%
19,000	Discover Financial Services	1,060,390

Containers & Packaging-1.2%
93,000	DS Smith PLC	581,660
16,898	Packaging Corp. of America	1,196,210
		1,777,870

Diversified Financial Services-2.3%
104,100	Cerved Information Solutions SpA (b)	839,167
19,500	Citigroup, Inc. (a)	1,139,970
21,500	Eurazeo SA	1,397,145
		3,376,282

Diversified Telecommunication Services-1.0%
19,000	BT Group PLC-SP ADR	1,372,940

Electric Utilities-1.9%
23,500	Eversource Energy (a)	1,168,420
67,500	SSE PLC	1,596,983
		2,765,403

Electronic Equipment, Instruments & Components-1.1%
26,500	TE Connectivity, Ltd. (a)	1,614,380

Energy Equipment & Services-0.5%
8,500	Schlumberger, Ltd.	703,970

Food & Staples Retailing-1.4%
18,500	CVS Health Corp.	2,080,695

Food Products-3.6%
33,200	Mondelez International, Inc.-Class A (a)	1,498,316
22,500	Nestle SA	1,704,439
14,285	Nomad Foods, Ltd. (b)	296,414
22,500	Pinnacle Foods, Inc. (a)	1,011,375
8,500	The Kraft Heinz Co.	675,495
		5,186,039

Gas Utilities-0.7%
218,000	Infraestructura Energetica Nova SAB de CV	1,060,742

Health Care Equipment & Supplies-1.2%
22,500	Medtronic PLC (a)	1,763,775

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Health Care Providers & Services-4.0%
7,100	Anthem, Inc.	1,095,317
6,900	HCA Holdings, Inc. (a)(b)	641,769
7,100	Humana, Inc. (a)	1,292,839
6,300	McKesson Corp. (a)	1,389,591
6,300	UnitedHealth Group, Inc.	764,820
4,000	Universal Health Services, Inc.-Class B	580,920
		5,765,256

Hotels, Restaurants & Leisure-1.7%
15,500	Carnival Corp.	825,995
7,500	McDonald’s Corp.	748,950
9,000	Royal Caribbean Cruises, Ltd.	808,650
		2,383,595

Household Durables-1.3%
22,500	Lennar Corp.-Class A	1,193,400
16,000	Ryland Group, Inc.	727,520
		1,920,920

Household Products-1.3%
10,000	Colgate-Palmolive Co. (a)	680,200
10,100	Energizer Holdings, Inc.	388,951
28,500	Svenska Cellulosa AB SCA-B Shares	811,383
		1,880,534

Independent Power Producers & Energy Traders-1.1%
29,220	Abengoa Yield PLC	741,604
35,208	Pattern Energy Group, Inc.	860,131
		1,601,735

Industrial Conglomerates-0.5%
46,000	CK Hutchison Holdings, Ltd.	682,972

Insurance-4.9%
4,500	Allianz SE	736,871
317,625	Direct Line Insurance Group PLC	1,814,935
42,000	Montpelier Re Holdings, Ltd.	1,791,300
9,900	Prudential Financial, Inc.	874,764
6,000	Zurich Insurance Group AG (b)	1,827,383
		7,045,253

IT Services-1.6%
15,000	Accenture PLC-Class A (a)	1,546,650
11,000	Computer Sciences Corp.	719,730
		2,266,380

Life Sciences Tools & Services-1.2%
12,500	Thermo Fisher Scientific, Inc. (a)	1,744,125

Machinery-1.8%
573,650	CRRC Corp., Ltd.-Class H	724,434
11,500	Snap-on, Inc. (a)	1,895,200
		2,619,634

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Media-4.0%
19,100	CBS Corp.-Class B	1,021,277
12,000	Comcast Corp.-Class A (a)	748,920
214,000	ITV PLC	938,081
12,500	The Walt Disney Co. (a)	1,500,000
9,000	Time Warner, Inc.	792,360
32,600	WPP PLC	748,374
		5,749,012

Multi-Utilities-0.8%
35,400	CMS Energy Corp. (a)	1,212,804

Multiline Retail-1.5%
9,500	Dollar General Corp.	763,515
160,200	Marks & Spencer Group PLC	1,360,960
		2,124,475

Oil, Gas & Consumable Fuels-5.2%
6,300	Chevron Corp.	557,424
32,800	Enbridge, Inc. (a)	1,428,768
8,200	EOG Resources, Inc.	632,958
11,800	Exxon Mobil Corp.	934,678
17,400	Occidental Petroleum Corp. (a)	1,221,480
14,500	Phillips 66 (a)	1,152,750
30,143	The Williams Cos., Inc. (a)	1,581,905
		7,509,963

Personal Products-0.7%
10,100	Edgewell Personal Care Co.	966,671

Pharmaceuticals-6.4%
42,000	AstraZeneca PLC-SP ADR	1,419,180
7,800	Bayer AG	1,150,461
11,500	Merck & Co., Inc.	678,040
23,000	Novartis AG-SP ADR (a)	2,386,250
6,500	Roche Holding AG	1,877,419
25,500	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	1,760,010
		9,271,360

Real Estate Investment Trusts-5.5%
13,423	American Tower Corp. (a)	1,276,662
125,663	Fibra Uno Administracion SA de CV	301,903
140	Nippon Building Fund, Inc.	625,812
112,500	NorthStar Realty Finance Corp.	1,800,000
466,666	Prologis Property Mexico SA de CV (b)	787,503
106,184	Scentre Group	307,356
29,000	Starwood Waypoint Residential Trust	709,920
40,000	The Geo Group, Inc.	1,510,000
85,220	Westfield Corp.	624,784
		7,943,940

Real Estate Management & Development-1.8%
65,000	BR Malls Participacoes SA	243,943
129,500	BR Properties SA	429,278
46,000	Cheung Kong Property Holdings, Ltd. (b)	383,319
54,500	Mitsui Fudosan Co., Ltd.	1,551,646
		2,608,186

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Road & Rail-3.0%
9,800	Canadian Pacific Railway, Ltd. (a)	1,576,330
12,000	Kansas City Southern	1,190,280
1,122,928	Rumo Logistica Operadora Multimodal SA (b)	298,446
13,900	Ryder System, Inc. (a)	1,258,228
		4,323,284

Semiconductors & Semiconductor Equipment-2.8%
46,900	Applied Materials, Inc.	814,184
10,300	Avago Technologies, Ltd. (a)	1,288,942
13,500	Broadcom Corp.-Class A	683,235
23,500	Intel Corp.	680,325
19,500	SK Hynix, Inc.	618,254
		4,084,940

Specialty Retail-2.4%
260,000	Pets at Home Group PLC	1,173,425
93,596	Stein Mart, Inc. (a)	953,743
20,100	TJX Cos., Inc. (a)	1,403,382
		3,530,550

Technology, Hardware, Storage & Peripherals-4.0%
22,000	Apple, Inc. (a)	2,668,600
51,300	EMC Corp. (a)	1,379,457
1,000	Samsung Electronics Co., Ltd.	1,012,691
8,500	Western Digital Corp.	731,510
		5,792,258

Textiles, Apparel & Luxury Goods-1.2%
10,000	Carter’s, Inc. (a)	1,014,100
10,000	VF Corp.	770,900
		1,785,000

Trading Companies & Distributors-0.5%
44,500	Ashtead Group PLC	682,078

Transportation Infrastructure-0.9%
259,000	Adani Ports & Special Economic Zone, Ltd.	1,314,426

Water Utilities-0.4%
11,800	American Water Works Co., Inc. (a)	612,538

Wireless Telecommunication Services-1.3%
49,000	Vodafone Group PLC-SP ADR (a)	1,851,220
	Total Common Stocks (Cost $134,074,219)	148,154,511

Equity-Linked Structured Notes-1.7%

Machinery-0.7%
247,248	Melrose Industries PLC	992,426

Multi-Utilities-1.0%
65,500	Veolia Environnement SA-Morgan Stanley BV	1,462,087
	Total Equity-Linked Structured Notes (Cost $2,493,827)	2,454,513

Principal Amount

Convertible Bonds-0.0% (c)

Household Durables-0.0% (c)
$154,733	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)	452
	Total Convertible Bonds (Cost $55,510)	452

Total Investments (Cost $136,623,556)-104.0%		150,609,476

Liabilities in Excess of Other Assets-(4.0)%		(5,844,706)

TOTAL NET ASSETS 100.0%		$144,764,770

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Less than 0.05% of Net Assets.

(d) Represents a zero-coupon bond.

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on longterm growth of capital as a secondary investment objective.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

Fair Value Measurement:

In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$21,189,220	$—	$—	$21,189,220
Consumer Staples	11,871,324	—	—	11,871,324
Energy	8,213,933	—	—	8,213,933
Financials	33,875,598	400,811	—	34,276,409
Health Care	18,980,598	—	—	18,980,598
Industrials	21,400,918	—	—	21,400,918
Information Technology	17,393,461	—	—	17,393,461
Materials	4,351,266	—	—	4,351,266
Telecommunication Services	3,224,160	—	—	3,224,160
Utilities	7,253,222	—	—	7,253,222
Equity-Linked Structured Notes	—	2,454,513	—	2,454,513
Convertible Bonds	—	452	—	452
Total	$147,753,700	$2,855,776	$—	$150,609,476

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$327,159	$—	$327,159
Total	$—	$327,159	$—	$327,159

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2015, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$136,623,556	$21,612,879	$(7,626,959)	$13,985,920

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure, to or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of July 31, 2015:

Global Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Swiss Franc	State Street Bank and Trust Company	12/09/15	4,300,000	CHF	$4,632,372	$4,470,925	$161,447
Euro	State Street Bank and Trust Company	12/09/15	5,800,000	EUR	6,512,617	6,382,757	129,860
British Pound	State Street Bank and Trust Company	12/09/15	4,700,000	GBP	7,367,156	7,333,888	33,268
Japanese Yen	State Street Bank and Trust Company	12/09/15	278,000,000	JPY	2,250,411	2,247,827	2,584
						$20,435,397	$327,159

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2015